Variable Interest Entities [Text Block]	6 Months Ended
Sep. 30, 2016
Text Block [Abstract]
Variable Interest Entities [Text Block]

17.    VARIABLE INTEREST ENTITIES

In the normal course of business, the MUFG Group has financial interests and other contractual obligations in various entities which may be deemed to be VIEs such as asset-backed conduits, various investment funds, special purpose entities created for structured financing, repackaged instruments, entities created for the securitization of the MUFG Group’s assets, and trust arrangements.

See Note 26 to the consolidated financial statements for the fiscal year ended March 31, 2016 for further information about the MUFG Group’s involvements with VIEs.

The following tables present the assets and liabilities of consolidated VIEs recorded on the accompanying condensed consolidated balance sheets at March 31, 2016 and September 30, 2016:

Consolidated VIEs	Consolidated assets
At March 31, 2016:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥7,262,291	¥53,051	¥61,770	¥16,674	¥1,304,254	¥5,819,188	¥7,354
Investment funds(1)	2,206,443	—	86,802	2,024,839	202	—	94,600
Special purpose entities created for structured financing	255,692	—	5,274	—	—	192,898	57,520
Repackaged instruments	16,963	—	—	16,963	—	—	—
Securitization of the MUFG Group’s assets	1,164,406	—	—	—	—	1,140,164	24,242
Trust arrangements	7,131,055	—	1,368	1,108	133,909	6,979,432	15,238
Others	25,024	295	724	—	58	23,861	86

Total consolidated assets before elimination	18,061,874	53,346	155,938	2,059,584	1,438,423	14,155,543	199,040
The amounts eliminated in consolidation	(7,188,415)	(51,937)	(103,411)	(11,545)	(54,786)	(6,960,848)	(5,888)

Total consolidated assets	¥10,873,459	¥1,409	¥52,527	¥2,048,039	¥1,383,637	¥7,194,695	¥193,152

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥7,274,698	¥—	¥5,560,088	¥1,097,088	¥617,522
Investment funds(1)	37,031	—	—	—	37,031
Special purpose entities created for structured financing	151,725	—	562	144,047	7,116
Repackaged instruments	16,974	—	—	16,000	974
Securitization of the MUFG Group’s assets	1,139,762	—	21,400	1,117,834	528
Trust arrangements	7,122,766	7,108,450	—	—	14,316
Others	24,214	—	22,106	2,071	37

Total consolidated liabilities before elimination	15,767,170	7,108,450	5,604,156	2,377,040	677,524
The amounts eliminated in consolidation	(4,415,123)	(1,315)	(2,705,460)	(1,682,442)	(25,906)
The amount of liabilities with recourse to the general credit of the MUFG Group	(10,482,835)	(7,107,135)	(2,860,804)	(3,198)	(511,698)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥869,212	¥—	¥37,892	¥691,400	¥139,920

Consolidated VIEs	Consolidated assets
At September 30, 2016:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,866,610	¥43,693	¥43,686	¥12,120	¥1,289,379	¥5,471,351	¥6,381
Investment funds(1)	633,842	—	6,754	422,094	15,031	—	189,963
Special purpose entities created for structured financing	225,049	—	2,489	—	—	173,938	48,622
Repackaged instruments	16,931	—	—	16,931	—	—	—
Securitization of the MUFG Group’s assets	1,063,836	—	—	—	—	1,043,745	20,091
Trust arrangements	5,567,805	—	7,801	1,324	137,092	5,409,991	11,597
Others	31,128	314	764	—	50	20,177	9,823

Total consolidated assets before elimination	14,405,201	44,007	61,494	452,469	1,441,552	12,119,202	286,477
The amounts eliminated in consolidation	(5,566,914)	(43,830)	(39,113)	(10,357)	(69,574)	(5,393,065)	(10,975)

Total consolidated assets	¥8,838,287	¥177	¥22,381	¥442,112	¥1,371,978	¥6,726,137	¥275,502

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,881,719	¥—	¥5,049,743	¥1,244,270	¥587,706
Investment funds(1)	37,986	—	—	—	37,986
Special purpose entities created for structured financing	142,983	—	260	136,754	5,969
Repackaged instruments	16,812	—	—	16,000	812
Securitization of the MUFG Group’s assets	1,036,246	—	20,800	1,015,007	439
Trust arrangements	5,559,508	5,530,641	—	—	28,867
Others	30,336	—	18,541	1,953	9,842

Total consolidated liabilities before elimination	13,705,590	5,530,641	5,089,344	2,413,984	671,621
The amounts eliminated in consolidation	(4,563,777)	—	(2,714,272)	(1,818,581)	(30,924)
The amount of liabilities with recourse to the general credit of the MUFG Group	(8,396,199)	(5,530,641)	(2,349,399)	(3,457)	(512,702)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥745,614	¥—	¥25,673	¥591,946	¥127,995

Note:	(1)

The total assets of investment funds decreased by ¥1,141,181 million and total liabilities increased by ¥1,381 million on April 1, 2016 due to the adoption of the new consolidation guidance. Adoption of the new guidance resulted in changes to the classification of certain investment funds that were previously classified as consolidated VIEs and now classified as consolidated voting interest entities as well as changes to the consolidation status of certain investment funds.

In general, the creditors or beneficial interest holders of consolidated VIEs have recourse only to the assets of those VIEs of which they are creditors or beneficial interest holders, and do not have recourse to other assets of the MUFG Group, except where the MUFG Group is also contractually required to provide credit enhancement or program-wide liquidity.

The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group’s involvement with non-consolidated VIEs, and the assets and liabilities which relate to the MUFG’s variable interests in non-consolidated VIEs at March 31, 2016 and September 30, 2016:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2016:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥24,365,580	¥5,084,901	¥3,911,356	¥3,339	¥986,655	¥2,921,362	¥—	¥300	¥300
Investment funds	24,677,641	1,303,413	1,164,069	194,167	613,109	346,883	9,910	—	—
Special purpose entities created for structured financing	38,385,274	4,396,638	3,189,575	333,681	93,104	2,746,549	16,241	1,403	1,403
Repackaged instruments	9,276,260	2,425,336	2,240,054	430,688	1,415,883	393,483	—	—	—
Others	51,393,909	3,451,974	2,687,789	123,610	66,995	2,442,713	54,471	773	773

Total	¥148,098,664	¥16,662,262	¥13,192,843	¥1,085,485	¥3,175,746	¥8,850,990	¥80,622	¥2,476	¥2,476

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2016:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥25,496,090	¥4,988,788	¥3,755,315	¥1,602	¥1,023,541	¥2,730,172	¥—	¥37	¥37
Investment funds	26,143,930	1,288,930	1,077,650	169,536	659,801	247,283	1,030	—	—
Special purpose entities created for structured financing	33,427,107	3,978,920	3,058,911	386,883	97,445	2,560,835	13,748	1,990	1,990
Repackaged instruments	8,879,718	2,090,906	1,937,084	411,000	1,199,283	326,801	—	—	—
Others	43,911,934	3,338,746	2,460,458	115,431	67,370	2,197,242	80,415	3,520	3,520

Total	¥137,858,779	¥15,686,290	¥12,289,418	¥1,084,452	¥3,047,440	¥8,062,333	¥95,193	¥5,547	¥5,547

Maximum exposure to loss on each type of entity is determined based on the carrying amount of any on-balance sheet assets and any off-balance sheet liabilities held, net of any recourse liabilities. Therefore, the maximum exposure to loss represents the maximum loss the MUFG Group could possibly incur at each balance sheet date and does not reflect the likelihood of such a loss being incurred. The difference between the amount of on-balance sheet assets and the maximum exposure to loss primarily comprises the remaining undrawn commitments.

In February 2015, the FASB issued new guidance which amends the consolidation analysis under the current consolidation guidance. The amendments change the VIE analysis for limited partnerships and similar legal entities, the criteria for evaluating whether fees paid to a decision maker or a service provider are a variable interest, the effect of fee arrangements and related parties on the primary beneficiary determination, and rescind the indefinite deferral provision that affects the consolidation evaluation for certain investment funds. The MUFG group adopted this new accounting guidance on April 1, 2016, which resulted in the consolidation and deconsolidation of certain investment funds. The net increase in the MUFG Group’s consolidated assets, liabilities and Noncontrolling interests, were ¥628,236 million, ¥32,254 million and ¥595,982 million, respectively, as of April 1, 2016. The cumulative effect on retained earnings was a decrease of ¥3,873 million upon the adoption.